Intangibles (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles
6. INTANGIBLES
The change in the carrying amount of goodwill by segment for the nine months ended September 30, 2018 is as follows:

In thousands	Freight Segment	Transit Segment	Total
Balance at December 31, 2017	$718,958	$1,741,145	$2,460,103
Additions	5,252	13,707	18,959
Foreign currency impact	(7,710)	(58,798)	(66,508)
Balance at September 30, 2018	$716,500	$1,696,054	$2,412,554
As of September 30, 2018, and December 31, 2017, the Company’s trade names had a net carrying amount of $599.5 million and $603.4 million, respectively, and the Company believes these intangibles have indefinite lives.
Intangible assets of the Company, other than goodwill and trade names, consist of the following:

In thousands	September 30, 2018	December 31, 2017
Patents, non-compete and other intangibles, net of accumulated
amortization of $42,928 and $43,021	$15,192	$17,554
Customer relationships, net of accumulated amortization
of $151,007 and $126,824	542,780	583,459
Total	$557,972	$601,013
The weighted average remaining useful life of patents, customer relationships and other intangibles are 10 years, 16 years and 14 years, respectively. Amortization expense for intangible assets was $9.9 million and $30.1 million for the three and nine months ended September 30, 2018, and $8.6 million and $27.0 million for the three and nine months ended September 30, 2017, respectively.
Amortization expense for the five succeeding years is estimated to be as follows:

Remainder of 2018	$10,460
2019	38,335
2020	36,099
2021	35,608
2022	35,320

7.   INTANGIBLES

Goodwill and other intangible assets with indefinite lives are not amortized. Other intangibles with definite lives are amortized on a straight-line basis over their estimated economic lives. Goodwill and indefinite lived intangible assets are reviewed annually during the fourth quarter for impairment (See Note 2 “Summary of Significant Accounting Policies” included herein). Goodwill and indefinite live intangible assets were not impaired at December 31, 2017 and 2016.

The change in the carrying amount of goodwill by segment for the year ended December 31, 2017 is as follows:

In thousands	Freight Segment	Transit Segment	Total
Balance at December 31, 2016	$550,902	$1,527,863	$2,078,765
Additions	152,096	34,391	186,487
Foreign currency impact	15,960	178,891	194,851
Balance at December 31, 2017	$718,958	$1,741,145	$2,460,103

As of December 31, 2017 and 2016, the Company’s trade names had a net carrying amount of $603.4 million and $510.5 million, respectively, and the Company believes these intangibles have indefinite lives. Intangible assets of the Company, other than goodwill and trade names, consist of the following:

	December 31,
In thousands	2017	2016
Patents, non-compete and other intangibles, net of accumulated amortization of $43,021 and $40,638	$17,554	$15,360
Customer relationships, net of accumulated amortization of $126,824 and $87,334	583,459	528,068
Total	$601,013	$543,428

The remaining weighted average useful lives of patents, customer relationships and intellectual property were 10 years, 17 years and 15 years respectively. Amortization expense for intangible assets was $36.5 million, $22.7 million, and $21.7 million for the years ended December 31, 2017, 2016, and 2015, respectively.

Estimated amortization expense for the five succeeding years is as follows (in thousands):

2018	$38,059
2019	36,076
2020	34,050
2021	33,777
2022	33,489